Stock Based Compensation (Details 1) In Millions, except Share data, unless otherwise specified			12 Months Ended
	Dec. 31, 2011 USD ($) Y	Dec. 31, 2011 CAD	Dec. 31, 2011 Range one [Member] USD ($) Y	Dec. 31, 2011 Range two [Member] USD ($) Y	Dec. 31, 2011 Range three [Member] USD ($) Y	Dec. 31, 2011 Range four [Member] USD ($) Y	Dec. 31, 2011 Range five [Member] USD ($) Y	Dec. 31, 2011 Range six [Member] USD ($) Y	Dec. 31, 2011 Range seven [Member] USD ($) Y	Dec. 31, 2011 Range eight [Member] USD ($) Y	Dec. 31, 2011 Range nine [Member] USD ($) Y
Summary of characteristics of options outstanding
Exercise price range lower limit			$ 15	$ 20	$ 25	$ 30	$ 35	$ 40	$ 45	$ 50	$ 55
Exercise price range upper limit			$ 20	$ 25	$ 30	$ 35	$ 40	$ 45	$ 50	$ 55
Number of options	6,819,367	6,819,367	1,317,203	0	4,016,666	35,870	71,320	160,342	10,000	1,176,000	31,966
Remaining contractual life [years]	4.96	4.96	4.2	0.0	5.2	0.6	4.9	1.1	2.0	6.0	0.5
Number of options exercisable	2,018,700	2,018,700	600,536	0	716,666	35,870	71,320	160,342	10,000	392,000	31,966
Weighted average exercise price of options		31.48
Weighted average exercise price		31.74
Weighted average life remaining [years]	4.52	4.52
Aggregate intrinsic value	$ 17
Aggregate intrinsic value of options exercisable	$ 4